Fair Value Measurements - Schedule of Changes in Fair Value of the Companys Level 3 Financial Instruments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Changes in Fair Value of the Company's Level 3 Financial Instruments [Line Items]
Fair value, beginning balance	$ 857,787
Change in fair value of warrant liabilities	(701,148)	$ (6,358,235)
Fair value, ending balance	156,639	857,787
Private Placement Warrants [Member]
Schedule of Changes in Fair Value of the Company's Level 3 Financial Instruments [Line Items]
Fair value, beginning balance	377,857	3,086,701
Change in fair value of warrant liabilities	(311,729)	(2,708,844)
Transfer out of Level 3 to Level 1
Fair value, ending balance	66,128	377,857
Public Warrants [Member]
Schedule of Changes in Fair Value of the Company's Level 3 Financial Instruments [Line Items]
Fair value, beginning balance		3,890,177
Change in fair value of warrant liabilities		(2,088,501)
Transfer out of Level 3 to Level 1		(1,801,676)
Fair value, ending balance
Representative's Warrants [Member]
Schedule of Changes in Fair Value of the Company's Level 3 Financial Instruments [Line Items]
Fair value, beginning balance	29,274	239,144
Change in fair value of warrant liabilities	(24,151)	(209,870)
Transfer out of Level 3 to Level 1
Fair value, ending balance	5,123	29,274
Warrant Liability [Member]
Schedule of Changes in Fair Value of the Company's Level 3 Financial Instruments [Line Items]
Fair value, beginning balance	407,131	7,216,022
Change in fair value of warrant liabilities	(335,880)	(5,007,215)
Transfer out of Level 3 to Level 1		(1,801,676)
Fair value, ending balance	$ 71,251	$ 407,131